Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 103,911	$ 118,900
Short term investments - available for sale (Note 3)	85,990	97,100
Accounts receivable, net	409,165	370,956
Unbilled revenue	173,649	146,163
Other receivables	30,935	17,491
Deferred tax asset (Note 13)		24,716
Prepayments and other current assets	37,822	28,465
Income taxes receivable (Note 13)	22,961	15,716
Total current assets	864,433	819,507
Other Assets:
Property, plant and equipment, net (Note 6)	150,218	148,185
Goodwill (Note 4)	588,434	463,324
Non-current other assets	11,591	11,583
Non-current income taxes receivable (Note 13)	11,362	15,060
Non-current deferred tax asset (Note 13)	26,738	21,472
Intangible assets (Note 5)	66,127	49,719
Total Assets	1,718,903	1,528,850
Current Liabilities:
Accounts payable	7,021	2,793
Payments on account	318,697	280,097
Other liabilities (Note 7)	231,879	251,091
Deferred tax liability (Note 13)		229
Income taxes payable (Note 13)	14,203	4,149
Total current liabilities	571,800	538,359
Other Liabilities:
Non-current bank credit lines and loan facilities (Note 20)	350,000
Non-current other liabilities (Note 8)	12,224	13,179
Non-current government grants (Note 11)	959	1,116
Non-current income taxes payable (Note 13)	16,180	12,389
Non-current deferred tax liability (Note 13)	4,644	13,601
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12) 54,958,912 shares issued and outstanding at December 31, 2015 and 60,106,780 shares issued and outstanding at December 31, 2014.	4,679	5,037
Additional paid-in capital	383,395	327,234
Capital redemption reserve (Note 12 (a))	715	305
Accumulated other comprehensive income (Note 19)	(61,636)	(37,555)
Retained earnings	435,943	655,185
Total Shareholders' Equity	763,096	950,206
Total Liabilities and Shareholders' Equity	$ 1,718,903	$ 1,528,850